Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 12,061	€ 13,635
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 10,287	11,355
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	2018 / 20
Borrowings	€ 375	729
Operational funding [member] | SAECURE 13" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2013 / 18
Borrowings		750
Operational funding [member] | SAECURE 14" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014 / 19
Borrowings	€ 874	994
Operational funding [member] | SAECURE 15" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014 / 20
Borrowings	€ 1,038	1,164
Operational funding [member] | SAECURE 16" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2018 / 23
Borrowings	€ 875
Operational funding [member] | EUR 750 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.267%
Coupon date	Annual
Borrowing maturity	2015 / 20
Borrowings	€ 748	747
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016 / 23
Borrowings	€ 497	496
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017 / 27
Borrowings	€ 488	486
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017 / 24
Borrowings	€ 497	497
Operational funding [member] | Variable Funding Surplus Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2006 / 36
Borrowings	€ 1,388	1,322
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2016 / 46
Borrowings	€ 3,495	4,160
Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 12	€ 10